Equity Method Investments, Net - Schedule of Effective Interests to the Equity Method Investees (Details)		Jun. 30, 2026	Dec. 31, 2025
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%	20.00%
Jiushen [Member]
Name of the limited partnerships
Effective interests to the equity method investees		12.00%	12.00%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%	10.00%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		26.00%	26.00%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%	20.00%
DeNingbo Meishan Deyan Investment Limited Partnership (“Deyan”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		20.00%	20.00%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%	40.00%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		37.00%	37.00%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		40.00%	40.00%
Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		10.00%	10.00%
Ningbo Chunyu Management Limited Partnership (“Chunyu”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		89.95%	89.95%
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		30.00%	30.00%
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees		32.00%	32.00%
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[1]	25.50%	25.50%
Duo Concierge lnc. (“Duo Concierge”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	[2]		20.00%

[1]	Shanghai Youxi was a subsidiary of the Group. In March 2025, the Group reduced its shareholding in Shanghai Youxi to 25.5% and only has ability to exercise significant influence over its financial and operating policies accounting for 25.5% of its total equity.
[2]	Duo Concierge was incorporated in the United States in November 2024. The Group does not have controlling financial interests over Duo Concierge, but has ability to exercise significant influence over its financial and operating policies accounting for 20% of its total equity. In April 2026, the Group further acquired the remaining 80% equity interests in Duo Concierge to achieve control, and it became a wholly-owned subsidiary of the Group.